6. COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Notes to Financial Statements
6. COMMITMENTS AND CONTINGENCIES

NOTE 6 – COMMITMENTS AND CONTINGENCIES

The Company’s material future contractual obligations as of June 30, 2012 were as follows:

	Total	2012	2013	2014	Thereafter
Convertible notes	$6,085,000	$1,362,500	-	-	$4,722,500
Office leases	$24,630	$24,630	-	-	-
Drilling commitment - Exxon/Mobil farmout	$1,000,000	-	$1,000,000	-	-

Except for the above, the Company has no contractual capital commitments outstanding at June 30, 2012.  Management estimates the Company will spend approximately $2,700,000 during the remainder of fiscal year 2012 for drilling and completing wells in the Batson Dome Field and various other projects.

Environmental Matters – The Company, as an owner or lessee and operator of oil and gas properties, is subject to various federal, state and local laws and regulations relating to discharge of materials into, and protection of, the environment. These laws and regulations may, among other things, impose liability on the lessee under an oil and gas lease for the cost of pollution clean-up resulting from operations and subject to the lessee to liability for pollution damages. In some instances, the Company may be directed to suspend or cease operations in the affected area. The Company maintains insurance coverage, which is believed customary in the industry, although the Company is not fully insured against all environmental risks.

The Company manages its exposure to environmental liabilities on properties to be acquired by identifying existing problems and assessing the potential liability. The Company also conducts periodic reviews, on a Company-wide basis, to identify changes in its environmental risk profile.

Management Agreements – In June 2010, the Company entered into an agreement with an entity controlled by its Chief Executive Officer ("CEO") to provide for his personal part-time management consulting services for $7,500 per month, on a month-to-month basis. Also in June 2010, the Company entered into a consulting services agreement with its Chairman of the Board to provide for his personal part-time management consulting services for $3,000 per month, on a month-to-month basis. Beginning in January 2011, the monthly payments were increased to $12,500 for the CEO and $10,000 for the Chairman. In May 2011, these consulting arrangements were replaced with employment agreements for each executive.

Office Lease – The Company leases office space under an operating lease through February 2012. Rent expense for 2011 and the period July 19, 2010 (inception) through September 30, 2010 totaled $47,076 and $6,415, respectively. Future minimum lease payments under the lease total approximately $13,000 for fiscal 2012. The Company expects to renew this lease at similar terms upon its expiration.